Income Taxes - Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U.S.	$ 235,120	$ 246,131	$ 218,810
Foreign	8,216	12,899	12,713
Total income before income taxes	$ 243,336	$ 259,030	$ 231,523